UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF

REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-10261

Pearl Mutual Funds

(Exact name of registrant as specified in charter)

2610 Park Avenue, PO Box 209, Muscatine, IA	52761
(Address of principal executive offices)	(Zip code)

Robert H. Solt, Executive Vice President

2610 Park Avenue, Muscatine, IA 52761

(Name and address of agent for service)

Registrant’s telephone number, including area code: 563-288-2773

Date of fiscal year end: December 31

Date of reporting period: September 30, 2005

Item 1.	Schedule of Investments.

Pearl Total Return Fund

Holdings as of 9/30/05

Cusip		% Total Assets	Shares	Market Value
	Equity Funds:
04314H709	Artisan Mid Cap Value (ARTQX)	4.81%	208,833.407	$4,093,134.78
108747403	Bridgeway Ultra Small Company Market (BRSIX)	0.28%	18,320.865	$240,369.75
256201104	Dodge & Cox Balanced (DODBX)	6.69%	70,046.521	$5,691,279.83
256219106	Dodge & Cox Stock (DODGX)	3.22%	20,149.874	$2,742,599.35
32008F200	First Eagle Overseas (SGOIX)	18.95%	653,203.458	$16,114,529.31
339183105	JP Morgan Mid Cap Value (JMVSX)	0.58%	20,719.273	$494,569.05
560636102	Keeley Small Cap Value (KSCVX)	9.31%	182,100.181	$7,914,073.87
494613607	Kinetics Paradigm Fund (KNPYX)	4.82%	197,913.445	$4,100,766.58
00758M634	LSV Value Equity Fund (LSVEX)	4.01%	208,428.734	$3,411,978.38
577130206	Mairs & Power Growth (MPGFX)	1.41%	17,206.880	$1,200,007.81
749255220	Matthews Asian Growth & Income (MACSX)	10.53%	505,630.838	$8,959,778.45
780905782	Oakmark International Small Cap (OAKEX)	14.73%	549,751.582	$12,528,838.55
885215566	Thornburg International Value (TGVIX)	5.09%	186,577.008	$4,326,720.82
093001774	William Blair International Growth (BIGIX)	4.51%	150,551.708	$3,834,552.00

	Equity Funds Subtotal	88.94%		$75,653,198.53

	Income Funds:
72369B109	PIMCo Total Return (PTTRX)	1.46%	116,312.128	$1,238,724.16
	Cash & Money Markets	9.60%	8,141,168.020	$8,141,168.02

	Income Funds Subtotal	11.06%		$9,379,892.18

	Portfolio Total	100.00%		$85,033,090.71

Pearl Aggressive Growth Fund

Holdings as of 9/30/05

Cusip		% Total Assets	Shares	Market Value
	Equity Funds:
025086745	American Century International Opportunity (AIOIX)	11.43%	297,686.500	$3,682,382.01
04314H808	Artisan International Small Cap (ARTJX)	11.24%	173,693.576	$3,623,248.00
086233103	Berwyn Fund (BERWX)	6.54%	64,546.030	$2,108,718.80
25264S502	Diamond Hill Large Cap Fund (DHLRX)	3.79%	85,605.731	$1,222,449.84
316389873	Fidelity Leveraged Company Stock Fund (FLVCX)	8.11%	101,641.554	$2,614,220.77
416654604	Hartford Capital Appreciation Y Fund (HCAYX)	7.29%	59,993.109	$2,348,130.29
52106N889	Lazard Emerging Markets Fund (LZEMX)	7.08%	124,397.537	$2,280,206.85
577130107	Matthews Pacific Tiger (MAPTX)	12.02%	210,066.402	$3,873,624.45
626124580	Munder Small Cap Value (MCVYX)	3.77%	43,828.489	$1,214,925.72
413838830	Oakmark Global (OAKGX)	6.73%	90,683.389	$2,168,239.83
77956H815	T. Rowe Price Emerging European & Mediterranean Fund	6.87%	91,882.225	$2,213,442.80
90330L402	US Global Eastern European (EUROX)	7.60%	58,346.284	$2,449,960.47
936772508	Wasatch Micro Cap (WMICX)	2.80%	119,191.202	$902,277.40

	Equity Funds Subtotal	95.27%		$30,701,827.23

	Income Funds:
	Cash & Money Markets	4.73%	1,522,665.890	$1,522,665.89
	Portfolio Total	100.00%		$32,224,493.12

Item 2.	Controls and Procedures.

(a) Based on an evaluation of the disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, the “Disclosure Controls”) as of a date within 90 days prior to the filing date (the “Filing Date”) of this Form N-Q (the “Report”), the Disclosure Controls are effectively designed to ensure that information required to be disclosed by the registrant in the Report is recorded, processed, summarized and reported by the Filing Date, including ensuring that information required to be disclosed in the Report is accumulated and communicated to the registrant’s management, including the registrant’s principal executive officer and principal financial officer, as appropriate to allow timely decisions regarding required disclosure.

(b) There was no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.	Exhibits.

(a)	Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2), attached hereto as Exhibits (a)(1) and (a)(2)

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Pearl Mutual Funds

By:	/s/ PEGGY A. CHERRIER
Peggy A. Cherrier
Assistant Secretary

Date: November 16, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities, and on the dates indicated.

By:	/s/ DAVID M. STANLEY
David M. Stanley
President and Chief Executive Officer

Date: November 16, 2005

By:	/s/ ROBERT H. SOLT
Robert H. Solt
Executive Vice President and Chief Financial Officer

Date: November 16, 2005